ACCOUNTS PAYABLE AND OTHER - Change in Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 1,033	$ 723
Additional provisions recognized	100	567
Reduction arising from payments/derecognition	(571)	(217)
Change in other estimates		(1)
Accretion expenses	5
Dispositions	(298)
Foreign currency translation	19	(39)
Ending balance	288	1,033
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Beginning balance	70	83
Additional provisions recognized	39	22
Reduction arising from payments/derecognition	(33)	(31)
Change in other estimates		0
Accretion expenses	0
Dispositions	0
Foreign currency translation	5	(4)
Ending balance	81	70
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	963	640
Additional provisions recognized	61	545
Reduction arising from payments/derecognition	(538)	(186)
Change in other estimates		(1)
Accretion expenses	5
Dispositions	(298)
Foreign currency translation	14	(35)
Ending balance	$ 207	$ 963